UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C 20549
FORM 13F
FORM 13F COVER PAGE



TYPE

13F HR


PERIOD

6/30/09



FILER



SROS

NONE


SUBMISSION CONTACT

NAME

E. Hurley

PHONE

7812377170


Report for the Calendar Year or Quarter Ended: June 30, 2009


Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):

[  ] is a restatement.


[  ] adds new holdings entries.



Institutional Investment Manager Filing this
Report:

Name:

Beaumont Financial Partners, LLC


Address:

20 Walnut Street, Suite One


Wellesley Hills, MA  02481



13F File Number:

028-11748



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing this Report on Behalf of Reporting Manager:


Name:

David Meade Haviland


Title:

Class A Member


Phone:

7812377170



Signature,

Place,


and Date of Signing:


David Meade Haviland


Wellesley Hills, MA


August 14, 2009




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

0

Form 13F Information Table Entry Total:

54

Form 13F Information Table Value Total:

$169,131  (thousands)






 FORM 13F INFORMATION TABLE
									Value		SHARES/		SH/	PUT/	INVSTMT	OTHER	  	  VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$ 1000)	PRN  AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE   SHARED	 NONE
ABBOTT LABORATORIES INC		COM			002824100	8689		184705.90	SH		SOLE					184705.90
ACCENTURE LTD BERMUDA		CL A			G1150G111	1122		33539.00	SH		SOLE					33539.00
APPLE INC			COM			037833100	235		1647.00		SH		SOLE					1647.00
AT&T				COM			00206R102	10282		413922.70	SH		SOLE					413922.70
BARCLAYS BANK PLC		SP ADR 7.1 PF		06739H776	418		22850.00	SH		SOLE					22850.00
BERKSHIRE HATHAWAY B		CLASS B			084670207	362		125.00		SH		SOLE					125.00
CELGENE CORP			COM			151020104	1049		21940.00	SH		SOLE					21940.00
CENTRAL FUND CDA LTD		CL A			153501101	17780		1514443.88	SH		SOLE					1514443.88
CHEVRON CORP			COM			166764100	376		5670.00		SH		SOLE					5670.00
CLAYMORE ETF TRUST		CDN ENERGY		18383Q606	1394		107950.22	SH		SOLE					107950.22
COCA COLA CO			COM			191216100	462		9619.00		SH		SOLE					9619.00
COLGATE-PALMOLIVE CO		COM			194162103	9503		134343.30	SH		SOLE					134343.30
COMPUTER SCIENCE CORP		COM			205363104	348		7865.00		SH		SOLE					7865.00
DIAGEO PLC			SPONSORED ADR		25243Q205	7580		132393.60	SH		SOLE					132393.60
DIAMOND OFFSHORE DRILLING INC	COM			25271C102	693		8340.00		SH		SOLE					8340.00
EMC CORP MASS			COM			268648102	318		24300.00	SH		SOLE					24300.00
ENERPLUS RES TRUST		TRUST UNIT		29274D604	7444		346381.01	SH		SOLE					346381.01
EXXON MOBIL CORP		COM			30231G102	2046		29269.80	SH		SOLE					29269.80
GENERAL ELECTRIC CO		COM			369604103	7159		610866.70	SH		SOLE					610866.70
HEWLETT PACKARD CO		COM			428236103	1194		30893.00	SH		SOLE					30893.00
INTEL CORP			COM			458140100	263		15865.30	SH		SOLE					15865.30
INTL BUSINESS MACH		COM			459200101	5752		53083.00	SH		SOLE					53083.00
ISHARES SILVER TR		COM			46428Q109	1711		127900.00	SH		SOLE					127900.00
ISHARES TRUST			BCLYS TIPS BD		464287176	9646		94898.76	SH		SOLE					94898.76
ISHARES TRUST			MSCI EMERG MKT		464287234	282		8760.00		SH		SOLE					8760.00
JOHNSON &  JOHNSON		COM			478160104	8566		150818.10	SH		SOLE					150818.10
KAYNE ANDERSON MLP INV CO	COM			486606106	1616		73655.00	SH		SOLE					73655.00
KIMBERLY CLARK CORP		COM			494368103	2200		41970.00	SH		SOLE					41970.00
KINROSS GOLD			COM			496902904	1931		106396.00	SH		SOLE					106396.00
MANULIFE FINANCIAL CORP		COM			56501R106	307		17708.00	SH		SOLE					17708.00
MARKET VECTOR ETF TR		GOLD MINER ETF		57060U100	8529		225545.00	SH		SOLE					225545.00
MCDONALDS CORP			COM			580135101	575		996.90		SH		SOLE					996.90
MICROSOFT CORP			COM			594918104	6688		281359.70	SH		SOLE					281359.70
PEPSICO INC			COM			713448108	314		5721.00		SH		SOLE					5721.00
PFIZER INC			COM			717081103	156		10253.00	SH		SOLE					10253.00
PLAINS ALL AMERICAN PIPELINE	UNIT LTD PARTN		726503105	204		4800.00		SH		SOLE					4800.00
PROSHARES TR			ULT SH 20 YRS		74347R297	1418		27850.00	SH		SOLE					27850.00
PROSHARES TR			ULT SH S&P 500		74347R883	2905		52495.00	SH		SOLE					52495.00
PROCTER & GAMBLE CO		COM			742718109	855		16737.40	SH		SOLE					16737.40
ROYAL BANK SCOTLAND		ADR PREF F		780097804	143		10000.00	SH		SOLE					10000.00
SELECT SECTOR SPDR TR		SBI CONS STAPLES	81369Y308	1759		76522.43	SH		SOLE					76522.43
SELECT SECTOR SPDR TR		SBI INT TECH		81369Y803	232		12735.97	SH		SOLE					12735.97
SPDR TR				BCLYS SHRT TRM MUNI	78464A425	7171		3025553.187	SH		SOLE					302553.187
SPDR TR				DB INTL GOVT 		78464A490	1783		34035.00	SH		SOLE					34035.00
SPDR TR				DJWS MIDCAP GR		78464A821	590		13070.00	SH		SOLE					13070.00
SPDR GOLD TR			GLD SH			78463V107	1508		16536.00	SH		SOLE					16536.00
SPDR TR				S&P BIOTECH		78464A870	331		6532.00		SH		SOLE					6532.00
SUNCOR ENERGY INC		COM			867229106	3835		126405.00	SH		SOLE					126405.00
TEVA PHARMACEUTICAL INDS LTD	ADR			881624209	5918		119940.50	SH		SOLE					119940.50
UNITED PARCEL SERVICE INC	CLASS B			911312106	289		5800.00		SH		SOLE					5800.00
UNITED TECHNOLOGIES CORP	COM			913017019	6728		129492.70	SH		SOLE					129492.70
VANGUARD FUNDS			GROWTH ETF		922908736	1044		24070.27	SH		SOLE					24070.27
VERIZON COMMUNICATIONS		COM			92343V104	283		9210.20		SH		SOLE					9210.20
YAMANA GOLD INC			COM			98462Y100	5145		582044.90	SH		SOLE					582044.90

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